Other Financial Data (Gains On Sales Of Investments And Businesses) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other Financial Data [Abstract]
Gains on sales of investments, net	$ (37)	$ (26)	$ 17
Gains on sales of businesses, net	0	0	6
Gain on sale of investments and businesses	$ (37)	$ (26)	$ 23